Contingent liabilities, commitments and guarantees - Schedule of Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	£ 1
Forward asset purchases and forward deposits placed	170	£ 189
Total commitments and guarantees	138,008	133,553
Not later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	104,921	98,419
Later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	32,916	34,945
Mortgages | Not later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	14,166	12,684
Other | Not later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	90,755	85,735
Irrevocable Loan Commitments
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	£ 64,040	£ 63,504